LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Obligation Maturities (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	$ 1,050.4	$ 952.2	$ 847.2
Less than 1 year
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	51.7
Between 1-2 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	141.0
Between 2-5 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	197.5
Over 5 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	$ 660.2